INVESTMENTS IN SUBSIDIARIES - Summarized statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position
Other non-current assets	$ 178	$ 157
Cash and cash equivalents	1,902	3,107
Other current assets	200	208
Debt and derivatives	(5,156)	(8,180)
Total equity	1,071	767	$ 1,505	$ 1,013
Equity holders of the parent	858	569
Non-controlling interests	213	198
KaR-Tel
Statement of financial position
Property and equipment	455	327
Intangible assets	188	178
Other non-current assets	37	39
Trade and other receivables	39	34
Cash and cash equivalents	68	43
Other current assets	24	27
Debt and derivatives	(210)	(97)
Provisions	(10)	(9)
Other liabilities	(216)	(204)
Total equity	375	338
Equity holders of the parent	281	253
Non-controlling interests	$ 94	$ 85